Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2021
Segment Reporting [Abstract]
Revenue and Income from Vessel Operations by Segment
The following table includes the Company’s revenues and (loss) income from vessel operations by segment, excluding such amounts of the Company’s discontinued operations (see Note 23), for the periods presented in these financial statements:

	Revenues			(Loss) Income from Vessel Operations (1)
	Year Ended December 31,			Year Ended December 31,
	2021	2020	2019	2021	2020	2019
	$	$	$	$	$	$

Teekay Tankers
Conventional Tankers	542,367	886,434	941,938	(194,095)	141,572	123,883

Teekay Parent
Offshore Production	47,895	108,952	210,816	35,546	(38,054)	(208,167)
Other	92,246	150,869	122,291	(26,804)	(33,321)	(24,893)
	140,141	259,821	333,107	8,742	(71,375)	(233,060)

	682,508	1,146,255	1,275,045	(185,353)	70,197	(109,177)
(1)Includes direct general and administrative expenses and indirect general and administrative expenses (allocated to each segment based on estimated use of corporate resources).
Revenues and Percentage of Consolidated Revenues
The following table presents revenues and percentage of consolidated revenues for customers that accounted for more than 10% of the Company’s consolidated revenues, excluding such amounts of the Company’s discontinued operations (see Note 23), during the periods presented.

	Year Ended December 31,
(U.S. dollars in millions)	2021	2020	2019
BP Plc (1)	(2)	(2)	$160 or 13%
(1)Teekay Tankers Segment — Conventional Tankers, and Teekay Parent Segment — Offshore Production.
(2)Less than 10%.

Other Income Statement Items by Segment
The following table includes other income statement items by segment, excluding such amounts of the Company’s discontinued operations (see Note 23).

	Depreciation and Amortization			(Write-down) and gain (loss) on sale of assets			Equity (Loss) income
	Year Ended December 31,			Year Ended December 31,			Year Ended December 31,
	2021	2020	2019	2021	2020	2019	2021	2020	2019
	$	$	$	$	$	$	$	$	$

Teekay Tankers
Conventional Tankers	(106,084)	(117,213)	(124,002)	(92,368)	(69,446)	(5,544)	(14,107)	5,100	2,345
Teekay Parent
Offshore Production	—	(14,166)	(29,710)	—	(70,692)	(178,330)	—	—	—
Other	—	—	(195)	—	(9,100)	—	—	—	127
	—	(14,166)	(29,905)	—	(79,792)	(178,330)	—	—	127

Altera (1)	—	—	—	—	—	—	—	—	(75,814)
	(106,084)	(131,379)	(153,907)	(92,368)	(149,238)	(183,874)	(14,107)	5,100	(73,342)
(1) Prior to its sale in May 2019, the Company accounted for its investment in Altera's general partner and common units using the equity method, and recognized an equity loss of $75.8 million for the year ended December 31, 2019. During the year ended December 31, 2019, the Company wrote-down the investment in Altera by $64.9 million (included in equity loss for the year ended December 31, 2019 in the table above) and recognized a loss on sale of $8.9 million.
The following table includes capital expenditures by segment, excluding such amounts of the Company’s discontinued operations (see Note 23), for the periods presented in these financial statements.

	December 31, 2021 $	December 31, 2020 $
Teekay Tankers – Conventional Tankers	21,447	16,025

Reconciliation of Total Segment Assets
A reconciliation of total segment assets to total assets, presented in the accompanying consolidated balance sheets is as follows:

	December 31, 2021 $	December 31, 2020 $
Teekay Tankers – Conventional Tankers	1,568,177	1,743,013
Teekay Parent – Offshore Production	18,886	30,845
Teekay Parent – Other	2,806	56,611
Cash and cash equivalents	108,977	128,743
Other assets not allocated	32,914	125,557
Eliminations	(4,217)	(5,232)
Consolidated total assets - continuing operations	1,727,543	2,079,537
Total assets - discontinued operations	4,804,439	4,866,375
Consolidated total assets	6,531,982	6,945,912